Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2021	Sep. 30, 2021	Feb. 28, 2021	Sep. 30, 2020	Mar. 31, 2018
Commitments and Contingencies (Details) [Line Items]
Possible severance payments	$ 10,000	$ 10,000
Export Import Bank of China [Member]
Commitments and Contingencies (Details) [Line Items]
Carrying amount				$ 3,237,000		$ 19,900,000
Long-term loans				$ 3,240,000		$ 76,600,000
Global Deep Ocean [Member] | Export Import Bank of China [Member]
Commitments and Contingencies (Details) [Line Items]
Carrying amount							$ 392,000
Long-term loans							$ 13,800,000
Hong Long [Member] | Export Import Bank of China [Member]
Commitments and Contingencies (Details) [Line Items]
Carrying amount					$ 26,700,000
Long-term loans					24,500,000
Hong Long [Member] | Industrial and Commercial Bank of China [Member]
Commitments and Contingencies (Details) [Line Items]
Carrying amount					39,500,000
Long-term loans					$ 25,400,000
Hong Long [Member] | Fujian Haixia Bank [Member]
Commitments and Contingencies (Details) [Line Items]
Carrying amount			$ 6,300,000
Long-term loans			$ 26,700,000